CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 651,920	$ 939,881	$ 595,550
Cash flows hedges:
(Loss) gain on valuation of derivative financial instruments	(6,695)	35,235	(18,301)
Deferred income taxes	(4,243)	11,977	7,545
Defined benefit plans:
Re-measurement (loss) gain	(12,746)	(7,012)	5,025
Deferred income taxes	3,456	1,879	(1,332)
Other comprehensive income (loss)	(20,228)	42,079	(7,063)
Comprehensive income	631,692	981,960	588,487
Comprehensive income attributable to
Shareholders	631,663	981,908	588,454
Non-controlling interests	$ 29	$ 52	$ 33